Nature of Operations	12 Months Ended
Dec. 31, 2024
Nature of Operations [Abstract]
NATURE OF OPERATIONS	NATURE OF OPERATIONS
Equinox Gold Corp. (the “Company” or “Equinox Gold”) was incorporated under the Business Corporations Act of British Columbia on March 23, 2007. Equinox Gold’s primary listing is on the Toronto Stock Exchange in Canada where its common shares trade under the symbol “EQX”. The Company’s shares also trade on the NYSE American Stock Exchange in the United States under the symbol “EQX”. The Company’s corporate office is at Suite 1501, 700 West Pender Street, Vancouver, British Columbia, Canada, V6C 1G8.
Equinox Gold is a mining company engaged in the operation, acquisition, exploration and development of mineral properties, with a focus on gold.
On May 13, 2024, the Company completed the Greenstone Acquisition, resulting in Equinox Gold owning 100% of the Greenstone Mine (note 5).
All of the Company’s principal properties are located in the Americas. At December 31, 2024, all of the Company’s principal properties and material subsidiaries are wholly owned. Details of the Company’s principal properties and material subsidiaries are as follows:

	Ownership interest in subsidiary	Location	Principal property	Principal activity
Subsidiary
Premier Gold Mines Hardrock Inc. and PAG Holdings Corp.	100%	Canada	Greenstone Mine (“Greenstone”)	Production
Western Mesquite Mines, Inc.	100%	USA	Mesquite Mine (“Mesquite”)	Production
Desarrollos Mineros San Luis S.A. de C.V.	100%	Mexico	Los Filos Mine Complex (“Los Filos”)	Production
Mineração Aurizona S.A.	100%	Brazil	Aurizona Mine (“Aurizona”)	Production
Fazenda Brasileiro Desenvolvimento Mineral Ltda	100%	Brazil	Fazenda Mine (“Fazenda”)	Production
Mineração Riacho Dos Machados Ltda	100%	Brazil	RDM Mine (“RDM”)	Production
Santa Luz Desenvolvimento Mineral Ltda	100%	Brazil	Santa Luz Mine (“Santa Luz”)	Production
Castle Mountain Venture	100%	USA	Castle Mountain Mine (“Castle Mountain”)	Development
In August 2024, the Company suspended mining at Castle Mountain for the duration of the permitting period for the mine’s expansion. Residual heap leach processing and gold production will continue until processing is complete.
On November 6, 2024, Greenstone reached commercial production which is the point at which the mine is capable of operating in the manner intended by the Company’s management (note 9(b)).